Financial Instruments - Summary of Derivative Financial Instruments into Relevant Maturity Groupings (Details) - Derivative Financial Instruments - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 4,273	$ 3,866
Exchange Forward And Option Contracts
Disclosure Of Financial Instruments [Line Items]
Nominal value	4,273	3,866
Exchange Forward And Option Contracts | Not later than one month [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	2,186	1,814
Exchange Forward And Option Contracts | Later than one month and not later than three months [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,967	1,947
Exchange Forward And Option Contracts | Later than three months and not later than one year [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 120	$ 105